Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium.	Other reserves	Net parent investment	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2018	£ 0		£ 0	£ 643	£ 0	£ 643
Net loss for the period						(7,484)
Total comprehensive loss for the period	0		0	(7,484)	0	(7,484)
Movement in net parent investment	0		0	11,003	0	11,003
Balance at the end at Dec. 31, 2019	0		0	4,162	0	4,162
Net loss for the period						(12,326)
Total comprehensive loss for the period	0		0	(7,175)	(5,151)	(12,326)
Share based payment transactions	0		0	0	96	96
Movement in net parent investment	0		0	7,130	0	7,130
Transfer to Other reserves	0		4,117	(4,117)	0
Balance at the end at Dec. 31, 2020	0	£ 0	4,117	0	(5,055)	(938)
Net loss for the period					(22,557)	(22,557)
Total comprehensive loss for the period						(22,557)
Share based payment transactions		16,739			76	16,815
Balance at the end at Jun. 30, 2021		25,739	4,117		(27,536)	2,320
Balance at the beginning at Dec. 31, 2020	0	0	4,117	£ 0	(5,055)	(938)
Net loss for the period					(245,224)	(245,224)
Translation differences			(85)			(85)
Total comprehensive loss for the period			(85)		(245,224)	(245,309)
Share based payment transactions					156	156
Share acquisition	16		50,724			50,740
PIPE investment		71,036				71,036
Capital reorganization		74,265				74,265
Reclassification of warrants		103,053	8,558			111,611
Balance at the end at Dec. 31, 2021	16	248,354	63,314		(250,123)	61,561
Net loss for the period					(17,021)	(17,021)
Total comprehensive loss for the period			9,482		(17,021)	(7,539)
Share based payment transactions		749	6,465		80	7,294
Reclassification of warrants			1,010			1,010
Balance at the end at Jun. 30, 2022	£ 16	£ 249,103	£ 80,271		£ (267,064)	£ 62,326